CONTRACT BALANCES (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Accounts receivable	¥ 1,388,987		¥ 881,177
Less: allowance for doubtful accounts	(452)	¥ (322)	(133)	¥ (241)
Accounts receivable, net	1,388,535		881,044
- Current portion	1,388,535		879,962
- Non-current portion	0		1,082
Movement of the allowance for doubtful accounts
Allowance made during the period	319	81
Deferred Revenue
Beginning balance as of January 1, 2020	105,735
Decrease	(31,044)
Closing balance as of June 30, 2020	74,691
Deferred revenue expected to be recognized as revenue after one year	14,865		15,419
Revenue recognized from the opening deferred revenue balance	77,366	¥ 61,696
Accounts receivable
Accounts receivable, net
Assets pledged	949,474		¥ 520,382
Accounts receivable | Finance lease and other financing obligations
Accounts receivable, net
Assets pledged	¥ 115,349